Safes	6 Months Ended
Jun. 30, 2023
Safes [Abstract]
SAFEs

Note 6 - SAFEs

In February, March and May 2022, the company entered into certain equity investment agreements, titled Simple Agreements for Future Equity (“SAFE”), with certain investors including Medigus, officers, and directors, for aggregate proceeds of up to $2,500,000. As of December 31, 2022, the Company had received approximately $1,514,928 under the SAFE agreements. The SAFEs provide for the conversion of the investment amount into the Company’s Ordinary Shares under certain circumstances:

1.	Upon the occurrence of an IPO event-immediately prior to the closing of an IPO, the investment amount will automatically convert into such number of Ordinary Shares and warrants, as applicable, issued in the IPO equal to the IPO price discounted by 25% as well as the same warrant coverage, if applicable, as those granted to the investors in the offering. However, in no event will the warrants issued upon the conversion of the SAFEs be tradable warrants nor carry any registration rights.

2.	Optional conversion following a written notice made at investor’s sole discretion equal to the purchase amount discounted by 20%.

3.	In the event of a liquidity event and dissolution event, as defined in the investment agreements.

4.	Mandatory conversion upon drop date - If the investment amount has not been converted prior to July 31, 2023 (the “Drop Date”) (see Note 8A), then on such Drop Date, the SAFE will be automatically converted into such number of the most senior class of equity shares of the Company then outstanding, equal to, the investment amount, divided by the lowest price per share actually paid to the Company for such most senior class of equity shares of the Company then outstanding in an investment transaction by a third party on or after January 1, 2022, discounted by 20%. If such investment transaction shall not have occurred, then the SAFE shall be automatically converted into such number of the most senior class of equity shares of the Company then outstanding, equal to, the Investment Amount, divided by AUD 3.313 (subject to any customary adjustments for share splits and consolidations).

As the conversation rate is not solely indexed to the Company’s share price, the Company accounts for the SAFEs as a liability measured at fair value. The change in fair value amount as of June 30, 2023 and December 31, 2022 respectively, was valued at zero (see Note 8A).